Note 6 - Assets Held for Sale, Property and Equipment 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Assets Held for Sale and Property, Plant and Equipment Disclosure [Text Block]

6.    Assets Held for Sale

As of September 30, 2024 and December 31, 2023, assets held for sale are summarized as follows (in thousands):

	September 30,	December 31,
	2024	2023
Laboratory furniture and equipment	$—	$1,967
Office furniture and equipment	—	221
Assets held for sale	$—	$2,188

At the end of the third quarter of 2023, as part of the Company's strategic process for maximizing the value of assets, the Company committed to a plan to prepare and sell all property and equipment held at the Hallbergmoos, Germany location. The sale of the assets was deemed probable as a result of management's decision, including the estimated timing of sale which was determined to be within a year of the decision. As a result of this decision, the property and equipment met the criteria for held-for-sale accounting.

The net book value of its long-lived assets, as of December 31, 2023 represents the Company's best estimate of the fair value less costs to sell that could be recovered related to lab and office equipment and furniture as part of the Company's initiative to monetize all remaining assets. As the estimated selling price less costs to sell are based primarily on unobservable inputs as they relate to the location and condition of the specific lab equipment and furniture, they are classified in Level 3 in the fair value hierarchy. In the nine months ended September 30, 2024, the Company conducted an auction, with the assistance of a third party, of its assets held for sale. After the conclusion of the auction, the Company recovered the total net book value of the assets held for sale and recorded a gain on the sale of the assets of $0.2 million within "Other income (loss)" in the accompanying condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2024.

6.	Assets Held for Sale, Property and Equipment

As of December 31, 2023, assets held for sale are summarized as follows (in thousands):

December 31,
2023
Laboratory furniture and equipment	$1,967
Office furniture and equipment	221
Assets held for sale	$2,188

At the end of the third quarter of 2023, as part of the Company's strategic process for maximizing the value of assets, the Company committed to a plan to prepare and sell all property and equipment held at the Hallbergmoos, Germany location. The sale of the assets was deemed probable as a result of management's decision, including the estimated timing of sale which was determined to be within a year of the decision. As a result of this decision, the property and equipment met the criteria for held-for-sale accounting.

The Company recorded impairment charges totaling $13.9 million, of which $1.8 million related to impairment of its right-of-use asset under the Hallbergmoos Lease (see Note 13) with the remaining related to a complete write-off of leasehold improvements and a partial impairment of the Company's other long-lived assets. The remaining $2.2 million in net book value of its long-lived assets represents the Company's best estimate of the fair value less costs to sell that could be recovered related to lab and office equipment and furniture as part of the Company's initiative to monetize all remaining assets. As the estimated selling price less costs to sell are based primarily on unobservable inputs as they relate to the location and condition of the specific lab equipment and furniture, they are classified in Level 3 in the fair value hierarchy. In the first quarter of 2024, the Company conducted an auction, with the assistance of a third party, of its assets held for sale. After the conclusion of the auction, the Company has recovered substantially all of the total net book value of the assets held for sale. The Company has further plans to sell all remaining assets in the second quarter of 2024.

As of December 31, 2022, property and equipment are summarized as follows (in thousands):

December 31,
2022
Laboratory furniture and equipment	$11,970
Office furniture and equipment	1,861
Computer equipment	364
Leasehold improvements	12,444
Property and equipment, cost	26,639
Accumulated depreciation	(9,647)
Property and equipment, net	$16,992

Depreciation expense was $1.8 million and $2.3 million for the years ended December 31, 2023 and 2022, respectively. There were no other changes in accumulated depreciation other than the foreign currency impact.